CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME LOSS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification [Line Items]
NET SALES	$ 1,098,476	$ 259,424	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of sales	(68,609)	(18,267)	(144,683)	(846,968)	(281,962)
Gross profit	1,029,867	241,157	1,517,917	1,481,558	1,353,458
General and administrative expenses	(150,105)	(178,944)	(753,693)	(1,042,007)	(574,634)
Research and development expenses	(358,724)	(180,090)	(357,823)	(680,313)	(211,037)
Selling and marketing expenses	(123,001)	(151,457)	(1,659,897)	(888,424)	(582,382)
Total operating expenses	(631,830)	(510,491)	(2,771,413)
Operating loss	398,037	(269,334)	(1,253,496)	(1,129,186)	(14,595)
Loss on disposal of a subsidiary			(525,063)	(0)
Other income (expenses)			7,248	3,198	11,133
Government grant			58,212	46,740
Other (expenses) income, net	(389)	5,113
Interest. income	47	147	605	163	90
Net loss from continuing operations attributable to:
Interest expense	12,909	8,604	(46,723)	35,361	24,650
Ordinary stockholders			(1,695,508)
Total other income(expenses), net	(13,251)	(3,344)	(505,721)	14,740	(13,427)
Non-controlling interest			(54,869)
Loss before income tax	384,786	(272,678)	(1,759,217)	(1,114,446)	(28,022)
Net loss from discontinued operations attributable to:
Income tax expense	(602)	(7,602)	8,840	(11,119)	0
Total			(1,750,377)	(682,663)
Net loss from discontinued operation			(535,480)
Net loss	385,388	(265,076)	(2,285,857)	(1,125,565)	(28,022)
Other comprehensive loss
Foreign currency translation adjustment	75,175	142,124	(79,562)	(14,335)	(48,705)
Comprehensive loss	460,563	(122,952)	(2,365,419)	(1,139,900)	$ (76,727)
Net loss attributed to:
Ordinary stockholders	397,910	(259,435)	(2,230,988)
Non-controlling interest	$ (12,522)	$ (5,641)	(54,869)
Other income (expenses)
Ordinary stockholders			(535,480)
Non-controlling interest			0
Total			$ (535,480)
Reclassification, Other [Member]
Reclassification [Line Items]
NET SALES				2,328,526
Cost of sales				(420,273)
Gross profit				1,908,253
General and administrative expenses				(1,025,725)
Research and development expenses				(680,313)
Selling and marketing expenses				(887,974)
Total operating expenses				(2,594,012)
Operating loss				(685,759)
Loss on disposal of a subsidiary				0
Other income (expenses)				2,553
Government grant				46,740
Interest. income				163
Net loss from continuing operations attributable to:
Interest expense				(35,241)
Ordinary stockholders				(682,663)
Total other income(expenses), net				14,215
Non-controlling interest				0
Loss before income tax				(671,544)
Net loss from discontinued operations attributable to:
Income tax expense				(11,119)
Total				(682,663)
Net loss from discontinued operation				(442,902)
Net loss				(1,125,565)
Other comprehensive loss
Foreign currency translation adjustment				(14,335)
Comprehensive loss				(1,139,900)
Net loss attributed to:
Ordinary stockholders				(1,125,565)
Non-controlling interest				0
Other income (expenses)
Ordinary stockholders				(442,902)
Non-controlling interest				0
Total				$ (442,902)